Subsequent events (Details) $ in Millions		2 Months Ended		12 Months Ended
	Jan. 19, 2024 USD ($)	Mar. 12, 2024 USD ($)	Mar. 07, 2024 shares	Dec. 31, 2023 shares		Dec. 31, 2022 shares	Dec. 31, 2021 shares	[1]	Jan. 24, 2024 tower	Sep. 22, 2021	Oct. 19, 2020	Nov. 30, 2019	Sep. 30, 2017
Disclosure of non-adjusting events after reporting period [line items]
Number of treasury shares repurchased (in shares) | shares				282,724
Treasury shares
Disclosure of non-adjusting events after reporting period [line items]
Number of treasury shares repurchased (in shares) | shares				604,000	[1]	93,000	1,471,000
Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Severance expense	$ 17
Announcement of plan to discontinue operation | Columbia Financing
Disclosure of non-adjusting events after reporting period [line items]
Number of wireless communication towers | tower									1,100
Potential ordinary share transactions | Treasury shares
Disclosure of non-adjusting events after reporting period [line items]
Number of treasury shares repurchased (in shares) | shares			1,289,776
USD 4.500% Senior Notes Due 2031
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate										4.50%	4.50%
USD 4.500% Senior Notes Due 2031 | Fixed rate loans
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate				4.50%							4.50%
USD 4.500% Senior Notes Due 2031 | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Repayments of bonds, notes and debentures		$ 17
USD 5.125% Senior Notes Due 2028 | Fixed rate loans
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate				5.125%									5.125%
USD 5.125% Senior Notes Due 2028 | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Repayments of bonds, notes and debentures		64
Cable Onda 4.5% Senior Notes Due 2030 | Fixed rate loans
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate												4.50%
Cable Onda 4.5% Senior Notes Due 2030 | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Repayments of bonds, notes and debentures		$ 27

[1]	During the year ended December 31, 2023, Millicom repurchased 282,724 shares for a total amount of $5 million and withheld approximately 320,985 shares for the settlement of tax obligations on behalf of employees under share-based compensation plans (2022: 93,413; 2021: 1,470,875)